Shareholder Report, Line Graph (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2025	Mar. 31, 2024	Nov. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000004223
Account Value [Line Items]
Line Graph and Table Measure Name		Jamestown Equity Fund (The)
Account Value		$ 28,781	$ 26,794		$ 20,535	$ 21,821	$ 19,326	$ 12,061	$ 12,853	$ 12,080	$ 10,658	$ 9,504	$ 10,000
C000004216
Account Value [Line Items]
Line Graph and Table Measure Name		Government Street Equity Fund (The)
Account Value		$ 30,643	28,133		21,767	23,837	20,285	13,048	13,320	12,607	10,955	9,754	10,000
C000004221
Account Value [Line Items]
Line Graph and Table Measure Name		Government Street Opportunities Fund (The)
Account Value		$ 28,298	28,072		22,183	23,329	20,266	12,908	14,057	13,490	11,765	10,104	10,000
C000004218
Account Value [Line Items]
Line Graph and Table Measure Name		Davenport Core Leaders Fund
Account Value		$ 26,774	25,305		18,503	20,877	18,826	12,703	13,712	12,673	11,378	9,761	10,000
C000094748
Account Value [Line Items]
Line Graph and Table Measure Name		Davenport Value & Income Fund
Account Value		$ 20,028	18,501		16,118	18,277	16,000	10,698	12,885	12,515	11,308	9,954	10,000
C000094749
Account Value [Line Items]
Line Graph and Table Measure Name		Davenport Equity Opportunities Fund
Account Value		$ 23,502	24,727		18,452	20,333	19,023	11,446	12,595	11,345	9,996	9,293	10,000
C000150331
Account Value [Line Items]
Line Graph and Table Measure Name		Davenport Small Cap Focus Fund
Account Value		$ 23,359	27,248		21,871	22,679	21,224	11,483	13,364	12,862	11,663	8,981	10,000
C000164143
Account Value [Line Items]
Line Graph and Table Measure Name		Davenport Balanced Income Fund
Account Value	$ 10,000	$ 16,752	15,694		14,224	15,491	14,410	10,823	12,105	11,713	11,175	10,290
C000246245
Account Value [Line Items]
Line Graph and Table Measure Name		Davenport Insider Buying Fund
Account Value		$ 10,394	11,331	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 32,482	30,006		23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 32,482	30,006		23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 30,515	28,460		22,012	24,078	21,513	13,236	14,566	13,392	11,766	9,966	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 32,482	30,006		23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 32,482	30,006		23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 32,482	30,006		23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 32,482	30,006		23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 12,512	11,558	10,000
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup>
Account Value		$ 22,465	23,090		18,722	19,733	18,867	10,284	13,272	12,936	11,657	9,640	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value		$ 23,230	21,674		18,021	19,154	17,152	10,989	13,267	12,554	11,739	9,846	10,000
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 23,296	22,707		18,559	20,346	19,029	10,959	13,415	12,600	11,230	9,596	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 18,417	19,186		16,027	18,131	19,245	9,877	12,994	12,733	11,390	9,024	$ 10,000
60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index
Account Value	$ 10,000	$ 18,679	17,501		$ 15,470	$ 16,096	$ 15,293	$ 11,563	$ 12,508	$ 11,868	$ 11,372	$ 10,206
Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Morningstar US Moderate Target Allocation NR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderate Target Allocation Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value		$ 12,328	$ 11,502	$ 10,000